Intangible Assets, Net (Details) - Schedule of estimated future amortization expense for intangible assets	Sep. 30, 2021 USD ($)
Schedule of estimated future amortization expense for intangible assets [Abstract]
2022	$ 5,567
2023	5,567
2024	5,567
2025	5,567
2026	5,567
Thereafter	150,648
Total	$ 178,483